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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York 10106

Form 13F File Number:      028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact (1)
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta           New York, New York          November 15, 2010
------------------------      -------------------------     --------------------
     [Signature]                    [City, State]                 [Date]

(1) Signed pursuant to a Power of Attorney, dated as of June 26, 2009, granted by Mr. George Soros included as an exhibit to the Schedule 13G/A filed by the Reporting Person on November 12, 2009.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name
--------------------             -------------------------------

028-06420                        Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                      1
                                                            ------------------

Form 13F Information Table Value Total:                                   $446
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ----------        ----------------------             ------------------

         None.



                                                          George Soros
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2010



                             TITLE OF                  VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP    (X $1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGER   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                  COM NEW      96227301      $446      193,909   SH             SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                          $446
